Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares
Financial risk management
Outstanding long-term debt		$ 4,593,223	$ 4,644,387	$ 4,707,303
Interest		93,223	144,387	207,303
Accrued expenses		166,588	145,123	183,175
Total liabilities	$ 360,111	$ 7,078,557	$ 6,971,485	$ 6,858,343
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.6566	19.6566	19.7354	20.6640
Liquidity
Financial risk management
Outstanding long-term debt		$ 4,593,223	$ 4,644,387	$ 4,707,303
Interest		925,816	1,235,772	1,548,995
Trade accounts payable		208,729	249,507	252,831
Accrued expenses		40,227	69,125	43,254
Accounts payable with related parties		226,202	130,022	140,328
Total liabilities		$ 5,994,197	$ 6,328,813	$ 6,692,711
Liquidity | U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.6566	19.6566	19.73540	20.6640
Liquidity | 2019
Financial risk management
Outstanding long-term debt		$ 41,425	$ 50,852	$ 56,122
Interest		309,877	310,710	313,145
Trade accounts payable		208,729	249,507	252,831
Accrued expenses		40,227	69,125	43,254
Accounts payable with related parties		226,202	130,022	140,328
Total liabilities		826,460	810,216	805,680
Liquidity | 2018 - 2020
Financial risk management
Outstanding long-term debt		3,051,798	3,093,535	137,166
Interest		596,259	806,984	929,050
Total liabilities		3,648,057	3,900,519	1,066,216
Liquidity | 2021 - 2023
Financial risk management
Outstanding long-term debt		1,500,000	1,500,000	3,014,015
Interest		19,680	118,078	287,120
Total liabilities		$ 1,519,680	$ 1,618,078	3,301,135
Liquidity | 2024 and subsequently
Financial risk management
Outstanding long-term debt				1,500,000
Interest				19,680
Total liabilities				$ 1,519,680